SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of assets measured or disclosed at fair value

		Fair value measurement at December 31, 2024
		Quoted prices
		in active
	Fair	markets for	Significant other	Significant
	value at	identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2024	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Description
Assets
Derivative assets*	859	—	859	—
Cryptocurrency assets	9,581	9,581	—	—

Total Assets	10,440	9,581	859	—

		Fair value measurement at June 30, 2025
		Quoted prices
		in active
	Fair	markets for	Significant other	Significant
	value at	identical	observable	unobservable
	June 30,	assets	inputs	inputs
	2025	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Description
Assets
Derivative assets*	40	—	40	—
Cryptocurrency assets	3,605	3,605	—	—

Total Assets	3,645	3,605	40	—
*

Derivative assets are related to the accumulator and decumulator agreements in which the Company would purchase or payout certain cryptocurrencies over the terms. The fair value of derivative assets not settled as of December 31, 2024 and June 30, 2025 were US$859 and US$40, respectively.